UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2014

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
January 31, 2014 (Unaudited)

	Face Amount
	Covered by
Options Purchased--7.0%	Contracts ($)		Value ($)
Call Options--6.9%
U.S. Treasury 10 Year Note Futures,
February 2014 @ $105	23,000	a	477,250

	Number of
	Contracts		Value ($)
Put Options--.1%
Swiss Market Index Futures,
March 2014 @ CHF 7,800	70	a	6,100
Total Options Purchased
(cost $486,349)			483,350
	Principal
Short-Term Investments--81.2%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 3/13/14	125,000	[b]	124,992
0.03%, 4/24/14	1,910,000		1,909,889
0.06%, 3/20/14	3,018,000		3,017,801
0.07%, 6/26/14	570,000	[b]	569,912
Total Short-Term Investments
(cost $5,622,447)			5,622,594

Other Investment--12.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $872,105)	872,105	[c]	872,105

Total Investments (cost $6,980,901)	100.8%		6,978,049
Liabilities, Less Cash and Receivables	(.8%)		(56,188)
Net Assets	100.0%		6,921,861

CHF-Swiss Franc
a	Non-income producing security.
b	Held by or on behalf of a counterparty for open financial futures contracts.
c	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized depreciation on investments was $19,393 of which $4,774 related to appreciated investment securities and $24,167 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	93.8
Options Purchased	7.0
100.8
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES

January 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014 ($)
Financial Futures Long
ASX SPI 200	10	1,121,819	March 2014	20,334
Amsterdam Exchange Index	2	208,215	February 2014	(6,031)
Australian 10 Year Bonds	29	2,958,776	March 2014	71,759
CAC 40 10 Euro	2	112,388	February 2014	(4,096)
DAX	3	942,987	March 2014	(2,087)
Euro-Bond Options	6	120,668	March 2014	(17,313)
FTSE/MIB Index	1	130,802	March 2014	640
Hang Seng	9	1,275,506	February 2014	(28,575)
Topix	9	1,072,216	March 2014	(43,617)

Financial Futures Short
Canadian 10 Year Bonds	6	(707,278)	March 2014	(5,000)
Euro-Bond	11	(2,134,315)	March 2014	(41,607)
FTSE 100	12	(1,273,699)	March 2014	11,287
IBEX 35	5	(670,240)	February 2014	21,730
Japanese 10 Year Mini Bonds	7	(993,666)	March 2014	(4,402)
Long Gilt	11	(1,995,612)	March 2014	(27,702)
Standard & Poor's 500 E-mini	6	(532,980)	March 2014	3,495
S&P/Toronto Stock Exchange 60 Index	1	(140,652)	March 2014	(6,523)
U.S. Treasury 10 Year Notes	5	(628,750)	March 2014	(6,760)

Gross Unrealized Appreciation				129,245
Gross Unrealized Depreciation				(193,713)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
3/19/2014	a	606,883	550,974	529,500	(21,474)
3/19/2014	b	483,619	437,271	421,953	(15,318)
3/19/2014	c	258,128	233,496	225,214	(8,282)

British Pound,
Expiring:
3/19/2014	d	537,844	880,986	883,857	2,871
3/19/2014	a	471,244	771,422	774,411	2,989
3/19/2014	e	1,084,455	1,781,608	1,782,121	513
3/19/2014	f	16,245	26,693	26,696	3

Canadian Dollar,
Expiring:
3/19/2014	d	230,660	211,317	206,880	(4,437)
3/19/2014	a	531,090	494,906	476,337	(18,569)
3/19/2014	b	45,360	40,531	40,684	153
3/19/2014	e	326,820	305,500	293,127	(12,373)
3/19/2014	f	437,820	406,624	392,683	(13,941)
3/19/2014	c	8,370	7,634	7,507	(127)
3/19/2014	g	1,176,230	1,089,463	1,054,967	(34,496)

Euro,
Expiring:
3/19/2014	h	132,500	180,371	178,705	(1,666)
3/19/2014	d	247,500	338,293	333,808	(4,485)
3/19/2014	a	715,044	981,315	964,393	(16,922)
3/19/2014	b	81,750	111,359	110,258	(1,101)
3/19/2014	e	306,056	420,869	412,784	(8,085)
3/19/2014	f	135,210	184,803	182,360	(2,443)
3/19/2014	c	106,290	144,732	143,355	(1,377)
3/19/2014	g	1,061,480	1,454,708	1,431,638	(23,070)

Japanese Yen,
Expiring:
3/19/2014	d	9,677,700	94,460	94,743	283
3/19/2014	a	44,483,116	433,624	435,482	1,858
3/19/2014	b	53,643,283	523,191	525,158	1,967
3/19/2014	e	6,124,965	59,719	59,962	243
3/19/2014	f	2,150,600	20,987	21,054	67

3/19/2014	g	11,692,744	114,054	114,470	416

New Zealand Dollar,
Expiring:
3/19/2014	d	212,900	174,761	171,593	(3,168)
3/19/2014	a	79,500	64,784	64,075	(709)
3/19/2014	b	143,100	116,777	115,336	(1,441)
3/19/2014	e	111,300	90,871	89,705	(1,166)
3/19/2014	f	16,700	13,695	13,460	(235)
3/19/2014	c	43,000	34,990	34,657	(333)
3/19/2014	g	158,500	130,300	127,747	(2,553)

Norwegian Krone,
Expiring:
3/19/2014	a	407,000	65,922	64,727	(1,195)
3/19/2014	f	775,678	125,215	123,359	(1,856)

Swedish Krona,
Expiring:
3/19/2014	d	649,760	100,215	99,104	(1,111)
3/19/2014	a	268,920	41,197	41,017	(180)
3/19/2014	b	875,020	134,982	133,461	(1,521)
3/19/2014	e	288,340	44,476	43,979	(497)
3/19/2014	f	143,678	22,198	21,914	(284)
3/19/2014	c	228,340	35,251	34,827	(424)
3/19/2014	g	2,162,387	332,351	329,815	(2,536)

Swiss Franc,
Expiring:
3/19/2014	d	87,525	98,321	96,569	(1,752)
3/19/2014	a	240,750	269,022	265,626	(3,396)
3/19/2014	b	32,450	36,204	35,803	(401)
3/19/2014	e	4,400	4,847	4,855	8
3/19/2014	f	39,600	43,662	43,692	30
3/19/2014	g	5,425	6,043	5,985	(58)

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
3/19/2014	h	39,000	34,632	34,027	605
3/19/2014	d	318,270	281,288	277,688	3,600
3/19/2014	a	282,850	251,361	246,784	4,577
3/19/2014	b	113,300	99,601	98,853	748
3/19/2014	e	203,930	182,243	177,927	4,316
3/19/2014	f	630,200	558,137	549,844	8,293
3/19/2014	c	61,680	54,537	53,815	722
3/19/2014	g	1,173,810	1,039,075	1,024,139	14,936

British Pound,

Expiring:
3/19/2014	d	15,300	24,931	25,143	(212)
3/19/2014	a	8,500	13,847	13,968	(121)
3/19/2014	f	168,000	274,309	276,080	(1,771)
3/19/2014	g	10,200	16,618	16,762	(144)

Canadian Dollar,
Expiring:
3/19/2014	h	1,180,493	1,107,161	1,058,791	48,370
3/19/2014	d	86,650	80,458	77,717	2,741
3/19/2014	a	705,988	664,162	633,204	30,958
3/19/2014	b	150,500	137,611	134,984	2,627
3/19/2014	e	27,700	25,719	24,844	875
3/19/2014	f	1,272,459	1,195,532	1,141,275	54,257
3/19/2014	c	35,000	31,983	31,392	591
3/19/2014	g	154,700	142,102	138,751	3,351

Euro,
Expiring:
3/19/2014	d	265,650	361,063	358,287	2,776
3/19/2014	a	267,180	364,013	360,351	3,662
3/19/2014	b	468,330	637,830	631,646	6,184
3/19/2014	e	182,650	250,647	246,344	4,303
3/19/2014	f	73,644	99,833	99,325	508
3/19/2014	c	59,050	80,498	79,642	856
3/19/2014	g	606,940	824,120	818,591	5,529

Japanese Yen,
Expiring:
3/19/2014	h	4,223,500	40,478	41,347	(869)
3/19/2014	d	7,921,320	76,353	77,548	(1,195)
3/19/2014	a	55,932,400	541,814	547,568	(5,754)
3/19/2014	b	15,650,100	149,981	153,212	(3,231)
3/19/2014	e	20,801,000	202,991	203,638	(647)
3/19/2014	f	9,710,890	94,209	95,068	(859)
3/19/2014	g	14,268,590	136,328	139,687	(3,359)

New Zealand Dollar,
Expiring:
3/19/2014	d	368,907	305,288	297,331	7,957
3/19/2014	a	79,400	65,213	63,995	1,218
3/19/2014	e	46,170	38,148	37,212	936
3/19/2014	c	5,370	4,451	4,328	123
3/19/2014	g	358,530	293,605	288,967	4,638

Norwegian Krone,
Expiring:
3/19/2014	d	424,930	68,878	67,578	1,300
3/19/2014	a	2,543,592	410,694	404,518	6,176

3/19/2014	b	171,250	27,636	27,235	401
3/19/2014	e	1,176,878	192,076	187,164	4,912
3/19/2014	c	235,470	38,012	37,448	564
3/19/2014	g	1,318,430	213,281	209,675	3,606

Swedish Krona,
Expiring:
3/19/2014	a	479,400	72,395	73,120	(725)

Swiss Franc,
Expiring:
3/19/2014	d	14,256	15,967	15,729	238
3/19/2014	b	4,460	5,026	4,921	105
3/19/2014	e	1,186,989	1,338,612	1,309,639	28,973
3/19/2014	c	225,144	254,502	248,408	6,094
3/19/2014	g	1,765,923	1,991,516	1,948,393	43,123

Gross Unrealized Appreciation					327,150
Gross Unrealized Depreciation					(231,869)

Counterparties:
a	Citigroup
b	Goldman Sachs International
c	Standard Chartered Bank
d	BNP Paribas
e	Morgan Stanley Capital Services
f	Royal Bank of Canada
g	UBS
h	Bank of Montreal

STATEMENT OF OPTIONS WRITTEN
January 31, 2014 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
March 2014 @ CHF 7,800	70	(30,264)
(premium received $13,723)

CHF-Swiss Franc

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	872,105	-	-	872,105
U.S. Treasury	-	5,622,594	-	5,622,594
Other Financial Instruments:
Financial Futures+	129,245	-	-	129,245
Forward Foreign Currency Exchange Contracts+	-	327,150	-	327,150
Options Purchased	483,350	-	-	483,350
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(193,713)	-	-	(193,713)
Forward Foreign Currency Exchange Contracts+	-	(231,869)	-	(231,869)
Options Written	(30,264)	-	-	(30,264)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Global Dynamic Bond Fund
January 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--96.2%		Rate (%)	Date	Amount ($) [a]		Value ($)
Banks--8.3%
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	60,000		92,625
Claudius for Credit Suisse,
Jr. Sub. Bonds		7.88	6/29/49	70,000		75,039
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	60,000	b	102,456
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		58,245
JPMorgan Chase & Co.,
Sub. Notes	EUR	4.38	11/12/19	100,000	b	136,869
LBG Capital No.1,
Bank Gtd. Bonds, Ser. 19	GBP	11.04	3/19/20	50,000		95,552
Lloyds Bank,
Gov't Gtd. Notes	GBP	1.50	5/2/17	100,000		165,480
Royal Bank of Scotland,
Sr. Unscd. Notes	AUD	4.55	3/10/14	100,000	b	87,619
Societe Generale,
Jr. Sub. Notes		8.75	10/29/49	80,000		84,420
UBS AG London,
Sr. Unscd. Notes	GBP	6.63	4/11/18	50,000		96,958
						995,263
Casinos--.5%
Caesars Entertainment Resort
Properties, Sr. Scd. Notes		8.00	10/1/20	56,000		58,520
Consumer Discretionary--3.9%
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	50,000		86,305
Motability Operations Group,
Gtd. Notes	GBP	5.38	6/28/22	50,000		94,233
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	100,000		148,021
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	100,000		143,637
						472,196
Consumer Staples--.2%
China Green Holdings,
Sr. Scd. Bonds, Ser. A	CNY	7.00	4/12/16	80,000		8,548
China Green Holdings,
Sr. Scd. Bonds, Ser. B	CNY	10.00	4/12/16	80,000		10,759
						19,307
Diversified Financial Services--10.1%
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	38,994		65,844
ASB Finance,
Bank Gtd. Notes	GBP	1.35	10/23/15	100,000	b	165,675
Boats Investments Netherlands,
Sr. Scd. Notes	EUR	11.00	3/31/17	101,193		67,899
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		93,384

F&C Commercial Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	b	86,524
General Electric Capital,
Sr. Unscd. Notes	GBP	6.44	11/15/22	25,778		48,691
Hutchinson Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	30,000		54,003
Permanent TSB,
Gov't Gtd. Notes	EUR	4.00	3/10/15	100,000		138,707
Prudential,
Jr. Sub. Notes		11.75	12/29/49	65,000	b	70,623
QBE Insurance Group,
Sr. Unscd. Bonds	GBP	10.00	3/14/14	50,000		82,944
SLM Student Loan Trust 2003-10,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		157,814
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,487		89,447
Toys R Us Property Co. II,
Sr. Scd. Notes		8.50	12/1/17	86,000		87,720
						1,209,275
Energy--4.2%
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	50,000		52,562
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	58,000		61,625
EXCO Resources,
Gtd. Notes		7.50	9/15/18	50,000		49,625
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	90,000		102,218
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	50,000	b	76,062
Shell International Finance,
Gtd. Notes		1.13	8/21/17	125,000		124,653
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,835
						502,580
Foreign/Governmental--39.0%
Asian Development Bank,
Sr. Unscd. Notes		0.16	5/29/15	240,000	b	240,053
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		69,799
Brazilian Government,
Treasury Bills	BRL	0.00	7/1/16	750,000	c	232,064
Canada Housing Trust,
Govt. Gtd. Bonds, Ser. DEC	CAD	2.35	12/15/18	260,000		238,453
Canadian Government,
Bonds	CAD	1.25	9/1/18	260,000		230,247
Dutch Government,
Sr. Unscd. Bonds		1.00	2/24/17	150,000		150,731
EUROFIMA,
Unscd. Bonds		0.55	3/27/15	200,000	b	200,591
European Bank for Reconstruction &
Development, Sr. Unscd. Notes	NOK	4.00	5/11/17	180,000		30,414
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.59	1/5/16	120,000	b	197,321
European Investment Bank,
Unscd. Notes	GBP	1.50	2/1/19	80,000		127,973
European Investment Bank,

Sr. Unscd. Bonds	CAD	2.13	2/4/19	130,000		116,985
European Investment Bank,
Sr. Unscd. Bonds	IDR	6.00	4/22/14	160,000,000		13,023
European Investment Bank,
Sr. Unscd. Notes	NZD	6.50	9/10/14	125,000		102,832
Finnish Government,
Sr. Unscd. Notes	GBP	0.57	2/25/16	100,000	b	164,540
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes		0.16	1/14/15	140,000	b	140,102
Irish Government,
Bonds	EUR	5.40	3/13/25	60,000		94,846
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	790,000		59,437
Nordic Investment Bank,
Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		120,799
Portuguese Government,
Sr. Unscd. Notes	EUR	4.75	6/14/19	78,000	d	108,952
Portuguese Government,
Sr. Unscd. Bonds	EUR	6.40	2/15/16	130,000	d	189,091
Romanian Government,
Sr. Unscd. Notes	EUR	6.50	6/18/18	40,000		61,366
Slovenian Government,
Sr. Unscd. Notes, Ser. RS63	EUR	4.38	2/6/19	50,000		69,836
Spanish Government,
Bonds	EUR	3.75	10/31/18	175,000		252,430
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	b,d	197,372
Swedish Government,
Bonds, Ser. 1051	SEK	3.75	8/12/17	1,430,000		237,322
United Kingdom Gilt,
Bonds	GBP	1.00	9/7/17	305,000		496,414
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	210,000	e	498,431
Venezuelan Government,
Sr. Unscd. Bonds		5.75	2/26/16	50,000		40,375
						4,681,799
Health Care--.6%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000		69,479
Industrial--2.8%
Firstgroup,
Gtd. Bonds	GBP	8.13	9/19/18	50,000		98,234
Heathrow Funding,
Sr. Scd. Bonds	GBP	3.00	6/8/17	100,000		168,267
ISS,
Scd. Notes	EUR	8.88	5/15/16	24,251		33,443
L-3 Communications,
Gtd. Notes		4.75	7/15/20	30,000		31,947
						331,891
Information Technology--1.1%
First Data,
Sr. Scd. Notes		7.38	6/15/19	120,000		128,400
Materials--1.0%
FQM Akubra,
Gtd. Notes		8.75	6/1/20	40,000		45,700
Kerling,

Sr. Scd. Notes	EUR	10.63	2/1/17	50,000	71,734
					117,434
Telecommunication Services--5.3%
Altice Financing,
Sr. Scd. Notes	EUR	8.00	12/15/19	100,000	148,054
Cable & Wireless International
Finance, Gtd. Bonds	GBP	8.63	3/25/19	40,000	76,441
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	50,000	53,500
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	80,000	96,000
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	100,000	106,375
Virgin Media Finance,
Gtd. Bonds	GBP	8.88	10/15/19	50,000	89,592
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	50,000	71,313
					641,275

U.S. Government Securities--16.4%
U.S. Treasury Bonds:
2.88%, 5/15/43	430,000		370,438
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/18	120,998	f	124,940
U.S. Treasury Notes:
1.00%, 9/30/16	230,000		232,516
1.00%, 3/31/17	470,000		472,992
1.50%, 6/30/16	405,000		414,856
1.88%, 2/28/14	355,000		355,437
			1,971,179

Utilities--2.8%
Anglian Water Services Financing,
Sr. Scd. Bonds, Ser. A1	GBP	5.84	7/30/22	50,000		96,791
E.ON International Finance,
Gtd. Notes	GBP	6.00	10/30/19	50,000		95,999
Rwe,
Jr. Sub. Notes	EUR	4.63	9/29/49	45,000	b	62,151
SSE,
Sub. Notes	GBP	5.45	9/29/49	50,000	b	85,277
						340,218
Total Bonds and Notes
(cost $11,454,995)						11,538,816

Common Stocks--.5%	Shares	Value ($)
Exchange-Traded Funds
iShares JP Morgan USD Emerging
Markets Bond
(cost $62,617)	576	61,805

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $213,218)	213,218 [g]	213,218
Total Investments (cost $11,730,830)	98.5%	11,813,839
Cash and Receivables (Net)	1.5%	177,782
Net Assets	100.0%	11,991,621

ETF -- Exchange Traded Funds

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
EUR--Euro
GBP--British Pound
IDR--Indonesian Rupiah
MXN--Mexican Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
SEK--Swedish Krona
b	Variable rate security--interest rate subject to periodic change.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities were valued at $495,415 or 4.1% of net assets.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price
Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $83,009 of which $237,947 related to appreciated investment securities and $154,938 related to depreciated investment securities, At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	40.8
Foreign/Governmental	39.0
U.S. Government & Agencies	16.4
Money Market Investment	1.8
Exchange Traded Funds	.5
98.5
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014 ($)
Financial Futures Short
Euro-Bond	2	(388,104)	March 2014	(9,035)
Long Gilt	2	(362,940)	March 2014	(8,256)
U.S. Treasury 5 Year Notes	8	(965,000)	March 2014	(8,745)
				(26,036)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Czech Koruna,
Expiring
2/12/2014	a	17,884	892	876	(16)

Malaysian Ringgit,
Expiring
2/12/2014	b	399,000	119,619	119,143	(476)

Singapore Dollar,
Expiring
2/12/2014	a	152,000	119,216	119,052	(164)

Sales:			Proceeds ($)
Australian Dollar,
Expiring
2/12/2014	c	101,387	94,977	88,660	6,317

Brazilian Real,
Expiring
2/12/2014	c	556,000	238,361	229,659	8,702

British Pound,
Expiring:
2/12/2014	a	1,645,865	2,646,889	2,705,406	(58,517)
2/12/2014	c	741,362	1,206,800	1,218,620	(11,820)
2/12/2014	d	62,921	101,665	103,427	(1,762)

Canadian Dollar,
Expiring
2/12/2014	c	651,431	622,951	584,737	38,214

Euro,
Expiring:
2/12/2014	a	387,315	525,433	522,376	3,057
2/12/2014	c	62,310	85,478	84,038	1,440
2/12/2014	d	1,099,343	1,483,500	1,482,693	807

Indonesian Rupiah,
Expiring
2/12/2014 d	170,499,000	14,474	13,937	537

Mexican New Peso,
Expiring
2/12/2014 c	808,383	60,395	60,387	8

New Zealand Dollar,
Expiring
2/12/2014 d	280,515	232,033	226,645	5,388

Norwegian Krone,
Expiring
2/12/2014 c	218,163	36,375	34,739	1,636

South African Rand,
Expiring
2/4/2014 c	1,006,329	89,368	90,566	(1,198)

Swedish Krona,
Expiring
2/12/2014 c	1,573,000	240,760	240,055	705

Turkish Lira,
Expiring
2/12/2014 a	96,968	47,070	42,755	4,315

Gross Unrealized Appreciation				71,126
Gross Unrealized Depreciation				(73,953)

Counterparties:
a	JP Morgan Chase Bank
b	Barclays Bank
c	Royal Bank of Scotland
d	UBS

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	4,885,838	-	4,885,838
Exchange-Traded Funds	61,805	-	-	61,805
Foreign Government	-	4,681,799	-	4,681,799
Mutual Funds	213,218	-	-	213,218
U.S. Treasury	-	1,971,179	-	1,971,179
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	71,126	-	71,126
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(26,036)	-	-	(26,036)
Forward Foreign Currency Exchange Contracts++	-	(73,953)	-	(73,953)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--28.4%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--3.4%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	3,486,000		3,204,880
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	985,000	b	1,083,328
Queensland Treasury,
Govt. Gtd. Notes, Ser. 24	AUD	5.75	7/22/24	614,000		586,204
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	150,000	c	228,185
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	585,000		549,435
						5,652,032
Austria--.3%
JBS Investments,
Gtd. Notes		7.75	10/28/20	490,000	d	504,700
Croatia--.1%
Agrokor,
Gtd. Notes	EUR	9.13	2/1/20	130,000		196,372
El Salvador--.3%
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	400,000		425,500
France--.5%
Altice Financing,
Sr. Scd. Notes		7.88	12/15/19	400,000	d	436,000
Labco,
Sr. Scd. Notes	EUR	8.50	1/15/18	235,000	d	337,944
						773,944
Germany--.2%
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	250,000		370,052
Greece--.2%
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	340,000		361,250
Ireland--.2%
Ardagh Glass Finance,
Gtd. Notes	EUR	7.13	6/15/17	250,000		346,449
Italy--.5%
Gtech,
Jr. Sub. Bonds	EUR	8.25	3/31/66	250,000	c	363,308
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	300,000		427,878
						791,186
Luxembourg--.2%
Aguila 3,
Sr. Scd. Notes		7.88	1/31/18	300,000		317,062
Mexico--.1%
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	126,000		134,820
Netherlands--.3%
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	200,000		297,166
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	200,000		287,275
						584,441
New Zealand--1.0%
New Zealand Government,

Sr. Unscd. Bonds	NZD	2.00	9/20/25	510,000	e	394,911
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	1,350,000		1,200,829
						1,595,740
Norway--2.8%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	9,162,000		1,585,985
Norwegian Government,
Bonds, Ser. 473	NOK	4.50	5/22/19	16,563,000		2,957,090
						4,543,075
Spain--.2%
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	250,000	d	357,408
Sweden--.4%
Eileme 2,
Sr. Scd. Notes	EUR	11.75	1/31/20	210,000		341,291
Norcell Sweden Holding 3,
Sr. Scd. Notes	SEK	9.25	9/29/18	2,000,000		335,043
						676,334
Switzerland--.3%
Matterhorn Mobile,
Sr. Scd. Notes	CHF	6.75	5/15/19	150,000		179,739
Sunrise Communications International,
Sr. Scd. Notes	EUR	7.00	12/31/17	200,000		285,589
						465,328
United Kingdom--7.2%
Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	95,000	f	279,350
Boparan Finance,
Gtd. Notes	GBP	9.88	4/30/18	200,000		357,055
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	36,000	f	108,957
Cable & Wireless International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	110,000		210,214
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	150,000	f	333,403
Ineos Finance,
Sr. Scd. Notes	EUR	7.25	2/15/19	200,000	c	286,601
Jaguar Land Rover Automotive,
Gtd. Notes		8.13	5/15/21	450,000		511,875
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	300,000		430,407
LBG Capital No.1,
Bank Gtd. Bonds, Ser. 8	GBP	7.87	8/25/20	70,000		123,874
National Grid Electricity Transmission,
Sr. Unscd. Bonds	GBP	2.98	7/8/18	122,000	f	332,956
National Grid Gas,
Sr. Unscd. Bonds	GBP	4.19	12/14/22	19,000	f	61,856
National Grid,
Sr. Unscd. Notes	GBP	6.13	4/15/14	50,000		82,999
Network Rail Infrastructure Finance,
Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	230,000	f	563,002
Priory Group No. 3,
Sr. Scd. Notes	GBP	7.00	2/15/18	300,000		520,294
Prudential,
Jr. Sub. Notes		11.75	12/29/49	181,000	c	196,656
Sable International Finance,
Sr. Scd. Notes		7.75	2/15/17	200,000		208,650
TESCO,
Sr. Unscd. Notes	GBP	4.00	9/8/16	104,000	f	284,730
United Kingdom Treasury,
Bills	GBP	0.00	4/14/14	4,138,000	g	6,797,725

Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	100,000		168,664
						11,859,268
United States--10.2%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	200,000		277,915
Chrysler Group,
Scd. Notes		8.25	6/15/21	400,000		450,500
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	402,000		422,602
EXCO Resources,
Gtd. Notes		7.50	9/15/18	375,000		372,187
Pacific Drilling,
Sr. Scd. Notes		7.25	12/1/17	200,000		216,500
Sprint Capital,
Gtd. Notes		8.75	3/15/32	184,000		200,100
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	340,000		408,000
Sprint,
Gtd. Notes		7.13	6/15/24	157,000	d	158,177
Sprint,
Gtd. Notes		7.88	9/15/23	650,000	d	695,500
Toys R Us Property Co. II,
Sr. Scd. Notes		8.50	12/1/17	344,000		350,880
U.S. Treasury Bonds		3.13	2/15/43	8,327,100		7,570,508
U.S. Treasury Notes		1.50	8/31/18	5,539,300		5,570,027
						16,692,896
Total Bonds And Notes
(cost $46,771,986)						46,647,857

Common Stocks--58.3%	Shares		Value ($)
Australia--1.6%
Dexus Property Group	1,701,082		1,481,339
Newcrest Mining	141,048		1,191,272
			2,672,611
Canada--2.9%
Barrick Gold	104,999		2,024,381
Eldorado Gold	91,979		584,701
Yamana Gold	226,102		2,117,391
			4,726,473
Denmark--1.2%
TDC	207,008		1,946,080
Finland--.4%
Nokia	94,664	h	655,883
France--3.7%
Sanofi	32,044		3,136,698
Total	51,983		2,968,448
			6,105,146
Germany--4.0%
Bayer	29,285		3,855,625
Brenntag	7,018		1,209,525
Deutsche Telekom	94,380		1,523,846
			6,588,996
Japan--1.7%
Japan Tobacco	91,100		2,813,770
Luxembourg--1.6%
Millicom International Cellular, SDR	27,616		2,682,635
Netherlands--2.7%
Reed Elsevier	100,680		2,074,369
Wolters Kluwer	84,114		2,317,344
			4,391,713
New Zealand--.6%

Telecom Corporation of New Zealand	552,276		1,049,454
Norway--.5%
Orkla	101,972		792,806
South Africa--.8%
Naspers, Cl. N	12,274		1,260,215
Sweden--1.0%
TeliaSonera	218,435		1,620,908
Switzerland--7.0%
Novartis	47,124		3,726,739
Roche Holding	13,395		3,681,001
Swisscom	4,661		2,561,364
Syngenta	4,467		1,582,823
			11,551,927
United Kingdom--12.3%
BAE Systems	209,605		1,476,516
Balfour Beatty	93,682		448,911
British American Tobacco	32,057		1,534,925
Centrica	465,873		2,382,690
GlaxoSmithKline	182,448		4,697,448
Royal Dutch Shell, Cl. B	42,978		1,569,115
Severn Trent	47,554		1,349,740
United Utilities Group	167,898		1,977,716
Vodafone Group	960,486		3,569,241
Willis Group Holdings	26,147		1,125,890
			20,132,192
United States--16.3%
Abbott Laboratories	46,272		1,696,331
Accenture, Cl. A	22,880		1,827,654
Citigroup	50,212		2,381,555
Merck & Co.	54,307		2,876,642
Microsoft	112,059		4,241,433
Paychex	33,035		1,381,524
PDL BioPharma	39,231		357,002
PowerShares DB Gold Fund	91,298	h	3,811,692
Reynolds American	56,218		2,726,573
Sprint	192,014	h	1,587,956
Sysco	66,090		2,318,437
Wisconsin Energy	37,217		1,588,049
			26,794,848
Total Common Stocks
(cost $89,920,773)			95,785,657

	Number of
Options Purchased--.2%	Contracts		Value ($)
Put Options
FTSE 100 Index Futures,
February 2014 @ GBP 6,200	760		36,229
FTSE 100 Index Futures,
March 2014 @ GBP 6,200	880		100,531
FTSE 100 Index Futures,
March 2014 @ GBP 6,300	198		301,039
Total Options Purchased
(cost $341,692)			437,799
	Principal
Short-Term Investments--5.9%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 5/22/14
(cost $9,700,008)	9,701,000		9,700,088

Other Investment--10.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $16,716,000)	16,716,000 [i]	16,716,000
Total Investments (cost $163,450,459)	103.0%	169,287,401
Liabilities, Less Cash and Receivables	(3.0%)	(4,990,475)
Net Assets	100.0%	164,296,926

GBP--British Pound
SDR—Swedish Depository Receipts

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD-- Australian Dollar
CHF-- Swiss Franc
EUR-- Euro
GBP-- British Pound
NOK-- Norwegian Krone
NZD-- New Zealand Dollar
SEK-- Swedish Krona
b Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c Variable rate security--interest rate subject to periodic change.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities were valued at $2,489,729 or 1.5% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
g Security issued with a zero coupon. Income is recognized through the accretion of discount.
h Non-income producing security.
i Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $5,929,273 of which $12,347,007 related to appreciated investment securities and $6,417,734 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	16.1
Health Care	12.3
Foreign/Governmental	11.2
Telecommunications	10.5
Corporate Bonds	9.2
U.S. Government Securities	8.0
Basic Materials	7.6
Consumer Services	4.9
Consumer Goods	4.8
Utilities	4.4
Industrial	3.1
Financial	3.0
Oil & Gas	2.8
Technology	2.6
Exchange-Traded Funds	2.3
Options Purchased	.2
103.0
† Based on net assets.

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	15,146,935	-	15,146,935
Equity Securities - Domestic Common Stocks+	22,983,156	-	-	22,983,156
Equity Securities - Foreign Common Stocks+	3,150,271	65,840,538++	-	68,990,809
Exchange-Traded Funds	3,811,692	-	-	3,811,692
Foreign Government	-	18,360,387	-	18,360,387
Mutual Funds	16,716,000	-	-	16,716,000
U.S. Treasury	-	22,840,623	-	22,840,623
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	1,270,866	-	1,270,866
Options Purchased	437,799	-	-	437,799
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(183,811)	-	(183,811)
Options Written	(100,881)	-	-	(100,881)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
January 31, 2014 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
FTSE 100 Index Futures,
March 2014 @ GBP 6,750	198	(100,881)
(premiums received $193,212)

GBP- British Pound

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
2/13/2014	a	467,376	437,453	408,684	(28,769)

British Pound,
Expiring:
4/15/2014	a	665,286	1,088,456	1,093,061	4,605
4/15/2014	b	133,382	220,044	219,146	(898)
4/15/2014	c	84,646	140,433	139,072	(1,361)

Canadian Dollar,
Expiring
2/13/2014	b	770,000	719,388	691,153	(28,235)

Danish Krone,
Expiring:
4/15/2014	a	456,205	82,959	82,516	(443)
4/15/2014	b	1,369,902	251,142	247,781	(3,361)

Euro,
Expiring:
2/13/2014	a	60,375	83,269	81,428	(1,841)
2/13/2014	b	1,347,294	1,826,839	1,817,107	(9,732)
2/13/2014	c	66,466	89,335	89,643	308

Singapore Dollar,
Expiring
2/13/2014	a	1,465,184	1,179,612	1,147,582	(32,030)

Swiss Franc,
Expiring
3/14/2014	c	264,383	292,179	291,687	(492)

Sales:			Proceeds ($)

Australian Dollar,

Expiring:
2/13/2014	a	59,437	53,826	51,973	1,853
2/13/2014	b	463,231	409,410	405,058	4,352
2/13/2014	c	8,744,993	8,199,221	7,646,802	552,419

British Pound,
Expiring:
2/3/2014	b	5,338	8,784	8,775	9
4/15/2014	b	24,022,030	39,403,697	39,468,028	(64,331)

Canadian Dollar,
Expiring
2/13/2014	b	3,456,986	3,299,980	3,102,994	196,986

Danish Krone,
Expiring:
2/4/2014	d	13,357	2,415	2,414	1
4/15/2014	b	13,519,964	2,463,455	2,445,426	18,029

Euro,
Expiring:
2/4/2014	b	12,338	16,652	16,640	12
2/13/2014	a	1,122,531	1,528,258	1,513,967	14,291
2/13/2014	b	21,051,589	28,440,949	28,392,459	48,490
2/13/2014	c	1,620,360	2,215,992	2,185,393	30,599

Japanese Yen,
Expiring:
2/13/2014	a	264,938,644	2,682,323	2,593,262	89,061
2/13/2014	b	23,934,251	236,447	234,272	2,175
2/13/2014	c	30,119,089	289,000	294,810	(5,810)

New Zealand Dollar,
Expiring:
2/13/2014	a	355,396	289,000	287,127	1,873
2/13/2014	c	2,791,374	2,307,410	2,255,174	52,236

Norwegian Krone,
Expiring:
3/14/2014	a	31,635,027	5,106,217	5,032,014	74,203
3/14/2014	b	1,162,187	188,527	184,863	3,664

Singapore Dollar,
Expiring

2/13/2014	b	1,465,184	1,156,000	1,147,582	8,418

Swedish Krona,
Expiring:
2/13/2014	a	24,264,088	3,728,568	3,702,874	25,694
2/13/2014	b	1,184,497	179,507	180,763	(1,256)
2/13/2014	c	5,715,671	867,000	872,252	(5,252)

Swiss Franc,
Expiring:
2/4/2014	c	264,383	292,087	291,604	483
3/14/2014	a	9,929,495	11,021,195	10,954,991	66,204
3/14/2014	b	427,621	479,158	471,785	7,373
3/14/2014	c	586,378	657,117	646,938	10,179

South African Rand,
Expiring:
3/14/2014	a	8,917,861	836,793	797,626	39,167
3/14/2014	b	5,279,833	490,417	472,235	18,182

Gross Unrealized Appreciation					1,270,866
Gross Unrealized Depreciation					(183,811)

Counterparties:
a	JP Morgan Chase Bank
b	Royal Bank of Scotland
c	UBS
d	Barclays Bank

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Total Emerging Markets Fund
January 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--32.4%		Rate (%)	Date	Amount ($) [a]		Value ($)
Brazil--4.0%
Andrade Gutierrez International,
Gtd. Notes		4.00	4/30/18	250,000	b	238,125
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	8/15/22	986,000	c	941,861
Brazil Notas do Tesouro Nacional,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	890,000		347,650
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	1,050,000		367,035
Brazilian Government,
Treasury Bills	BRL	0.00	1/1/16	1,000,000	d	330,068
Itau Unibanco Holding,
Sub. Notes		5.65	3/19/22	200,000		191,750
Minerva Luxembourg,
Gtd. Notes		7.75	1/31/23	280,000		273,000
Petrobras International Finance,
Gtd. Notes		5.38	1/27/21	280,000		277,865
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000	b	188,250
						3,155,604
Chile--1.1%
Cencosud,
Gtd. Notes		4.88	1/20/23	200,000		185,371
Embotelladora Andina,
Sr. Unscd. Notes		5.00	10/1/23	200,000	b	201,770
SACI Falabella,
Sr. Unscd. Notes		3.75	4/30/23	200,000		183,428
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	135,000		132,637
Transelec,
Unscd. Notes		4.63	7/26/23	200,000	b	195,896
						899,102
China--.5%
Country Garden Holdings,
Gtd. Bonds		7.25	4/4/21	200,000	b	190,500
Shimao Property Holdings,
Gtd. Notes		6.63	1/14/20	200,000		190,250
						380,750
Colombia--2.2%
Colombian Government,
Treasury Bonds, Ser. B	COP	7.00	5/4/22	1,525,000,000		752,770
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		122,384
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,314,000,000		665,954
Pacific Rubiales Energy,
Gtd. Notes		5.38	1/26/19	200,000	b	201,500
						1,742,608
Costa Rica--.8%
Banco de Costa Rica,

Gov't. Gtd. Notes		5.25	8/12/18	200,000	b	199,000
Instituto Costarricense de Electricidad,
Sr. Unscd. Notes		6.95	11/10/21	400,000	b	409,200
						608,200
Hong Kong--.3%
Noble Group,

Sr. Unscd. Notes		6.75	1/29/20	260,000		276,185
Hungary--1.0%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	280,000	b	290,500
Hungarian Export-Import Bank,
Govt. Gtd. Notes		5.50	2/12/18	270,000		280,800
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	62,760,000		269,627
						840,927
India--.2%
NTPC,
Sr. Unscd. Notes		4.75	10/3/22	200,000		187,845

Indonesia--1.7%
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	200,000		201,000
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR64	IDR	6.13	5/15/28	4,020,000,000		247,880
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR55	IDR	7.38	9/15/16	610,000,000		49,110
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	2,930,000,000		216,475
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR71	IDR	9.00	3/15/29	2,185,000,000		172,736
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR27	IDR	9.50	6/15/15	2,455,000,000		205,815
Indonesian Government,
Sr. Unscd. Bonds		7.75	1/7/38	100,000		111,750
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	200,000	b	170,500
						1,375,266
Kazakhstan--.2%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	b	198,000

Malaysia--.5%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	1,260,000		385,506

Mexico--4.1%
Alpek,
Gtd. Notes		5.38	8/8/23	290,000	b	284,200
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	400,000		373,000
Grupo Famsa,
Gtd. Notes		7.25	6/1/20	120,000		122,250
Grupo Famsa,
Gtd. Notes		7.25	6/1/20	230,000	b	234,312
Metalsa,
Gtd. Notes		4.90	4/24/23	150,000	b	131,250

Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	11,790,000		887,042
Mexican Government,
Bonds, Ser. M 10	MXN	8.00	12/17/15	350,000		28,049
Petroleos Mexicanos,
Gtd. Bonds		5.50	6/27/44	245,000		220,300
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	2,075,000		147,335
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	3,400,000	b	242,093
Red Carreteras de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	3,140,000	b	207,978
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	165,000		172,676
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		193,500
						3,243,985
Nigeria--1.1%
Afren,
Sr. Scd. Notes		6.63	12/9/20	250,000	b	250,000
Nigerian Government,
Treasury Bills, Ser. OMO		0.00	2/27/14	10,500,000	d	64,051
Nigerian Government,
Treasury Bills		0.00	3/20/14	11,400,000	d	69,118
Nigerian Government,
Treasury Bills, Ser. 364		0.00	2/6/14	26,080,000	d	160,242
Nigerian Government,
Bonds, Ser. 5YR	NGN	15.10	4/27/17	5,285,000		33,758
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	33,765,000		226,055
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	6,675,000		46,412
						849,636
Panama--.3%
Panamanian Government,
Sr. Unscd. Bonds		8.88	9/30/27	210,000		281,925

Peru--.8%
Cia Minera Milpo,
Sr. Unscd. Notes		4.63	3/28/23	250,000	b	221,562
Gas Natural de Lima y Callao,
Sr. Unscd. Notes		4.38	4/1/23	50,000	b	46,500
Peruvian Government,
Bonds	PEN	6.85	2/12/42	220,000		70,894
Peruvian Government,
Gov't Gtd. Bonds	PEN	6.90	8/12/37	465,000		152,529
Pesquera Exalmar,
Sr. Unscd. Notes		7.38	1/31/20	200,000		182,750
						674,235
Philippines--1.0%
Alliance Global Group,
Gtd. Notes		6.50	8/18/17	480,000		513,600
Philippines Government,
Sr. Unscd. Bonds	PHP	3.90	11/26/22	15,000,000		314,431
						828,031
Poland--1.5%
Polish Government,

Bonds, Ser. 0417	PLN	4.75	4/25/17	1,250,000		408,754
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	2,160,000		720,994
Polish Government,
Bonds, Ser. 0415	PLN	5.50	4/25/15	200,000		65,438
						1,195,186
Russia--5.3%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		135,200
Gazprom,
Sr. Unscd. Bonds		6.00	11/27/23	200,000	b	200,250
Gazprom,
Sr. Unscd. Notes		7.29	8/16/37	135,000		141,244
Gazprom,
Sr. Unscd. Notes		8.63	4/28/34	120,000		140,850
Gazprom,
Sr.Unscd. Notes		9.25	4/23/19	165,000		200,062
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,400,000		403,830
Russian Agricultural Bank,
Sr. Unscd. Notes		5.10	7/25/18	290,000	b	293,987
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	490,000		546,507
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	6,900,000		186,420
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	2,690,000		68,891
Russian Government,
Sr. Unscd. Bonds		7.50	3/31/30	729,300	e	841,248
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	13,455,000		380,849
Vnesheconombank,
Sr. Unscd. Notes		6.03	7/5/22	200,000	b	202,500
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	460,000		476,675
						4,218,513
Singapore--.2%
TBG Global,
Gtd. Notes		4.63	4/3/18	200,000	b	190,300

South Africa--1.9%
Eskom Holdings,
Sr. Unscd. Notes		6.75	8/6/23	200,000	b	202,500
Sasol Financing International,
Gtd. Notes		4.50	11/14/22	200,000		186,730
South African Government,
Sr. Unscd. Bonds, Ser. R209	ZAR	6.25	3/31/36	1,905,000		122,668
South African Government,
Bonds, Ser. R214	ZAR	6.50	2/28/41	1,325,000		85,344
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	6,335,000		458,408
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	695,000		58,725
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	975,000		98,108
South African Government,
Sr. Unscd. Bonds, Ser. R212	ZAR	2.75	1/31/22	740,000	f	83,067

Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	b	186,815
						1,482,365
Supranational--1.4%
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	300,000	b	306,000
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	800,000	b	775,424
						1,081,424
Thailand--.6%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	15,100,000	g	448,754

Turkey--.7%
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	270,000		269,689
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	270,000	b	255,150
						524,839
Venezuela--1.0%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	935,000		727,897
Venezuelan Government,
Sr. Unscd. Bonds		11.75	10/21/26	110,000		82,775
						810,672
Total Bonds and Notes
(cost $27,914,303)						25,879,858

Common Stocks--59.5%	Shares		Value ($)
Brazil--6.2%
Ambev, ADR	133,000		869,820
Arteris	88,800		610,828
Brasil Insurance Participacoes e Administracao	66,400		521,405
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	33,020		1,263,675
Grupo BTG Pactual	59,500		621,320
Petroleo Brasileiro	146,400		835,358
Rossi Residencial	241,071	h	194,795
			4,917,201
Chile--1.2%
Banco Santander Chile, ADR	48,340		941,663

China--9.1%
China Construction Bank, Cl. H	2,357,000		1,619,761
China Longyuan Power Group, Cl. H	674,000		802,747
China ZhengTong Auto Services Holdings	401,500	h	242,642
CNOOC	827,000		1,278,707
CSR, Cl. H	581,000		424,285
Great Wall Motor, Cl. H	131,000		610,081
Mindray Medical International, ADR	8,400		294,336
PICC Property & Casualty, Cl. H	382,000		508,493
WuXi PharmaTech, ADR	43,660	h	1,523,734
			7,304,786
Hong Kong--4.6%
Haier Electronics Group	419,000		1,227,737
Sino Biopharmaceutical	1,204,000		1,021,578
SJM Holdings	457,000		1,429,913
			3,679,228

Hungary--.7%
Richter Gedeon	27,980		566,620

India--2.3%
ICICI Bank, ADR	19,670		632,784
Sesa Sterlite, ADR	58,294		704,191
Tata Motors, ADR	17,040		474,564
			1,811,539
Malaysia--2.4%
Malayan Banking	318,025		913,701
Malaysia Airports Holdings	386,400		976,825
			1,890,526
Mexico--2.4%
Grupo Financiero Banorte, Ser. O	262,300		1,655,703
Grupo Lala	133,000		283,423
			1,939,126
Peru--1.5%
Credicorp	9,040		1,192,557

Philippines--2.5%
Ayala Land	1,586,000		909,087
Metropolitan Bank & Trust	644,917		1,074,439
			1,983,526
Russia--5.2%
Lukoil, ADR	11,780		669,693
Magnit	2,790		666,375
Mobile TeleSystems	43,680		358,528
Mobile Telesystems, ADR	12,510		215,797
Sberbank of Russia, ADR	127,970		1,384,635
Yandex, Cl. A	23,730	h	872,077
			4,167,105
South Africa--1.6%
MTN Group	71,130		1,267,915

South Korea--6.3%
E-Mart	2,599		626,156
Hana Financial Group	46,720		1,772,557
Hyundai Motor	9,255		2,023,601
SK Hynix	18,100	h	633,996
			5,056,310

Taiwan--8.5%
Advanced Semiconductor Engineering	582,158		537,098
Catcher Technology	141,000		927,979
Delta Electronics	178,000		975,026
E.Sun Financial Holding	2,052,500		1,270,653
Fubon Financial Holding	1,018,200		1,435,063
Inventec	745,000		681,499
King Yuan Electronics	674,000		465,433
Radiant Opto-Electronics	116,000		504,155
			6,796,906
Thailand--4.0%
Bangkok Bank	48,300		251,004
Jasmine International	4,923,100		1,052,360
Kasikornbank	204,700		1,055,478
PTT Global Chemical	370,546		799,190
			3,158,032
Turkey--1.0%

Emlak Konut Gayrimenkul Yatirim Ortakligi	802,140	763,273
Total Common Stocks
(cost $47,977,562)		47,436,313

Preferred Stocks--3.2%
Brazil
AES Tiete	159,300	1,246,280
Banco do Estado do Rio Grande do Sul, Cl. B	79,500	345,903
Bradespar	107,500	993,370
Total Preferred Stocks
(cost $3,445,779)		2,585,553
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.07%, 6/12/14
(cost $39,990)	40,000 [i]	39,994

Other Investment--3.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $2,987,728)	2,987,728 [j]	2,987,728
Total Investments (cost $82,365,362)	98.9%	78,929,446
Cash and Receivables (Net)	1.1%	863,474
Net Assets	100.0%	79,792,920

ADR - American Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
IDR--lndonesian Rupiah
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN--Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippines Peso
PLN-- Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
ZAR--South African Rand
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2014, these securities were valued at $6,714,062 or 8.4% of net assets.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price
Index.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate security--interest rate subject to periodic change.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer Price
Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
h	Non-income producing security.
i	Held by or on behalf of a counterparty for open financial futures contracts.
j	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized depreciation on investments was $3,434,083 of which $4,627,580 related to appreciated investment securities and $8,061,663 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.9
Foreign/Governmental	24.4
Corporate Bonds	8.0
Consumer Discretionary	10.1
Information Technology	5.8
Health Care	4.3
Short-Term/Money Market Investment	3.8
Telecommunication Services	3.6
Energy	3.5
Consumer Staples	3.0
Industrial	3.0
Utilities	2.6
Materials	1.9
98.9
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014	($)

Financial Futures Short
U.S. Treasury 10 Year Notes	21	(2,640,750)	March 2014	(26,245)

STATEMENT OF OPTIONS WRITTEN
January 31, 2014 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Put Option:
Brazilian Real,
April 2014 @ $2.34
(premium received $3,375)	280,000	(1,542)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foregin Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
2/4/2014 a	600,000	251,516	248,348	(3,168)
2/4/2014 b	400,000	165,769	165,565	(204)
4/16/2014 c	665,000	276,335	270,298	(6,037)

Chilean Peso,
Expiring
2/28/2014 a	11,150,000	20,181	20,007	(174)

Indonesian Rupiah,
Expiring
4/9/2014 d	514,400,000	42,009	41,626	(383)

Malaysian Ringgit,
Expiring
2/28/2014 c	2,060,000	617,432	614,613	(2,819)

Mexican New Peso,
Expiring:
2/28/2014 a	6,120,000	454,343	456,622	2,279
3/28/2014 a	3,800,000	288,764	282,846	(5,918)

Polish Zloty,
Expiring
2/28/2014 a	1,635,000	531,361	517,806	(13,555)

Romanian Leu,
Expiring:
2/19/2014 e	280,000	85,047	83,811	(1,236)
3/28/2014 d	340,000	102,302	101,187	(1,115)

Russian Ruble,
Expiring
2/28/2014 f	34,215,000	997,400	967,967	(29,433)

South African Rand,
Expiring
2/28/2014 a	1,520,000	135,654	136,246	592

Thai Baht,
Expiring:
2/28/2014 d	2,390,000	72,655	72,294	(361)

2/28/2014	f	420,000	12,764	12,705	(59)

Turkish Lira,
Expiring
2/28/2014	e	2,050,000	878,450	900,114	21,664

Proceeds ($)
Sales:
Brazilian Real,
Expiring:
2/4/2014	d	400,000	169,276	165,565	3,711
2/4/2014	g	600,000	255,253	248,348	6,905
3/6/2014	g	235,000	99,125	96,533	2,592

Colombian Peso,
Expiring:
2/13/2014	g	2,070,605,000	1,060,190	1,026,184	34,006
2/28/2014	d	601,410,000	299,701	297,874	1,827

Euro,
Expiring:
2/28/2014	d	160,000	218,883	215,794	3,089
2/28/2014	e	150,000	205,120	202,306	2,814
2/28/2014	h	40,000	54,681	53,948	733

Indian Rupee,
Expiring:
3/28/2014	c	10,830,000	170,578	170,648	(70)
3/28/2014	f	12,610,000	198,301	198,695	(394)

Mexican New Peso,
Expiring
2/28/2014	g	3,400,000	253,089	253,678	(589)

Philippines Peso,
Expiring
2/28/2014	d	11,320,000	248,846	249,663	(817)

Turkish Lira,
Expiring
2/28/2014	e	400,000	173,521	175,632	(2,111)

Gross Unrealized Appreciation					80,212
Gross Unrealized Depreciation					(68,443)

Counterparties:
a	Deutsche Bank
b	UBS
c	Citigroup
d	Barclays Bank
e	Credit Suisse
f	JP Morgan Chase Bank
g	Morgan Stanley Capital Services

h	Bank of America

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	6,412,169	-	6,412,169
Equity Securities - Foreign Common Stocks+	13,041,257	34,395,056++	-	47,436,313
Equity Securities- Foreign Preferred Stocks+	-	2,585,553	-	2,585,553
Foreign Government	-	19,467,689	-	19,467,689
Mutual Funds	2,987,728	-	-	2,987,728
U.S. Treasury	-	39,994	-	39,994
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	80,212	-	80,212
Liabilities ($)
Other Financial Instruments:
Financial Futures+++	(26,245)	-	-	(26,245)
Forward Foreign Currency Exchange Contracts++	-	(68,443)	-	(68,443)
Options Written	-	(1,542)	-	(1,542)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
January 31, 2014 (Unaudited)

Common Stocks--5.9%	Shares		Value ($)
Belgium--.0%
Groupe Bruxelles Lambert (STRIP)	31	a,b	0
Ireland--.0%
Irish Bank Resolution	3,069	a,b	0
United States--5.9%
PowerShares DB Commodity Index Tracking Fund	604,230	a	15,033,242
SPDR Barclays Capital High Yield Bond ETF	107,427		4,381,947
			19,415,189
Total Common Stocks
(cost $19,771,024)			19,415,189
	Face Amount
	Covered by
Options Purchased--3.1%	Contracts ($)		Value ($)
Call Options--3.0%
U.S. Treasury 10 Year Note Futures,
February 2014 @ $105	471,000	a	9,773,250

	Number of
	Contracts		Value ($)
Call Options--.1%
Swiss Market Index Futures,
March 2014 @ CHF 8,312	30	a	2,909
Swiss Market Index Futures,
March 2014 @ CHF 8,142	40	a	7,068
Swiss Market Index Futures,
March 2014 @ CHF 7,800	920	a	395,253
			405,230
Put Options--.0%
Swiss Market Index Futures,
March 2014 @ CHF 7,800	1,160	a	101,082
Total Options Purchased
(cost $9,856,835)			10,279,562
	Principal
Short-Term Investments--73.6%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 3/13/14	1,350,000	c	1,349,918
0.07%, 3/27/14	5,205,000	c	5,204,547
0.08%, 6/26/14	3,880,000	c	3,879,402
0.05%, 5/1/14	31,500,000		31,498,866
0.07%, 3/20/14	41,380,000		41,377,269
0.08%, 4/3/14	70,000,000		69,998,600
0.08%, 4/24/14	88,000,000		87,994,896
Total Short-Term Investments
(cost $241,279,307)			241,303,498

Other Investment--15.9%	Shares		Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred Plus Money Market Fund
(cost $52,246,282)	52,246,282 [d]	52,246,282
Total Investments (cost $323,153,448)	98.5%	323,244,531
Cash and Receivables (Net)	1.5%	4,903,550
Net Assets	100.0%	328,148,081

ETF -- Exchange Traded Funds
STRIP -- Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2014, the value of these securities amounted to $0 or .0% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized depreciation on investments was $84,807 of which $692,084 related to appreciated investment securities and $776,891 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	89.5
Exchange Traded Fund	5.9
Options Purchased	3.1
98.5
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014 ($)

Financial Futures Long
Amsterdam Exchange Index	104	10,776,670	February 2014	(279,466)
ASX SPI 200	227	25,550,983	March 2014	372,774
Australian 10 Year Bond	360	36,838,913	March 2014	830,573
CAC 40 10 EURO	190	10,561,268	February 2014	(519,724)
Canadian 10 Year Bond	33	3,922,291	March 2014	113,190
DAX	74	23,013,306	March 2014	(197,959)
Euro-Bond	70	13,639,549	March 2014	324,026
FTSE 100	198	20,695,289	March 2014	(186,968)
FTSE/MIB Index	17	2,178,101	March 2014	(41,258)
Hang Seng	140	19,834,693	February 2014	(397,418)
IBEX 35 Index	24	3,156,565	February 2014	(222,169)
Long Gilt	64	11,532,669	March 2014	234,890
Mini MSCI Emerging Markets Index	338	15,204,930	March 2014	(1,629,233)
S&P/ Toronto Stock Exchange 60 Index	68	9,450,692	March 2014	258,070
Standard & Poor's 500 E-mini	1,476	127,880,640	March 2014	(3,366,008)
Topix	325	38,342,245	March 2014	(2,162,300)
U.S. Treasury 10 Year Notes	332	41,972,062	March 2014	696,626

Financial Futures Short
Canadian 10 Year Bond	54	(6,418,294)	March 2014	(63,053)
Euro-Bond	168	(32,734,918)	March 2014	(613,180)
FTSE 100	220	(22,994,766)	March 2014	412,298
FTSE/MIB Index	16	(2,049,978)	March 2014	32,046
IBEX 35 Index	86	(11,311,025)	February 2014	584,005
Long Gilt	113	(20,362,369)	March 2014	(368,516)
S&P/ Toronto Stock Exchange 60 Index	16	(2,223,692)	March 2014	(66,997)
Standard & Poor's 500 E-mini	325	(28,158,000)	March 2014	755,394
U.S. Treasury 10 Year Notes	29	(3,666,234)	March 2014	(40,389)

Gross Unrealized Appreciation				4,613,892
Gross Unrealized Depreciation				(10,154,638)

Pay/Receive	Notional Amount ($)	Reference Entity	Counterparty	(Pay)/Receive Fixed Rate (%)	Implied Credit Spread (%)	Expriration	Unrealized Appreciation (Depreciation) ($)

Receive	105,479,553	TRS SPDR Barclays High Yield Bond ETF	Citigroup	-	N/A	6/13/2014	(2,602)
							(2,602)

STATEMENT OF OPTIONS WRITTEN
January 31, 2014 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
March 2014 @ CHF 7,800	1,160	(501,520)

Put Options:
Swiss Market Index Futures,
March 2014 @ CHF 8,142	40	(8,354)
Swiss Market Index Futures,
March 2014 @ CHF 8,132	30	(9,499)
Swiss Market Index Futures,
March 2014 @ CHF 7,800	920	(77,621)
(premiums received $421,104)
		(596,994)
CHF-Swiss Franc
a Non-income producing security.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/19/2014	a	3,762,180	3,415,589	3,282,469	(133,120)
3/19/2014	b	2,998,039	2,710,722	2,615,763	(94,959)
3/19/2014	c	1,600,181	1,447,484	1,396,144	(51,340)

British Pound,
Expiring:
3/19/2014	a	5,402,566	8,839,083	8,878,216	39,133
3/19/2014	c	238,500	390,304	391,935	1,631
3/19/2014	d	700,550	1,140,811	1,151,237	10,426
3/19/2014	e	5,007,582	8,202,394	8,229,126	26,732
3/19/2014	f	61,140	99,361	100,473	1,112
3/19/2014	g	8,696,812	14,259,191	14,291,760	32,569
3/19/2014	h	746,680	1,226,952	1,227,044	92

Canadian Dollar,
Expiring:
3/19/2014	a	1,037,870	964,495	930,871	(33,624)
3/19/2014	b	341,640	305,270	306,419	1,149
3/19/2014	d	518,050	477,693	464,642	(13,051)
3/19/2014	e	716,880	661,798	642,974	(18,824)
3/19/2014	f	814,730	739,041	730,736	(8,305)
3/19/2014	g	9,619,039	8,930,701	8,627,369	(303,332)
3/19/2014	h	2,011,921	1,855,871	1,804,503	(51,368)
3/19/2014	i	225,890	204,624	202,602	(2,022)
3/19/2014	j	632,880	588,457	567,634	(20,823)

Euro,
Expiring:
3/19/2014	a	3,574,190	4,915,996	4,820,578	(95,418)
3/19/2014	b	430,800	586,832	581,028	(5,804)
3/19/2014	c	287,200	391,140	387,352	(3,788)
3/19/2014	d	879,700	1,199,252	1,186,468	(12,784)
3/19/2014	e	1,233,080	1,682,521	1,663,078	(19,443)
3/19/2014	f	1,270,600	1,737,992	1,713,682	(24,310)
3/19/2014	g	9,055,092	12,425,643	12,212,774	(212,869)
3/19/2014	h	3,250,968	4,437,373	4,384,642	(52,731)
3/19/2014	i	188,400	257,342	254,099	(3,243)
3/19/2014	j	1,210,620	1,655,393	1,632,786	(22,607)

3/19/2014	k	1,019,000	1,387,156	1,374,345	(12,811)

Japanese Yen,
Expiring:
3/19/2014	a	274,111,500	2,672,110	2,683,503	11,393
3/19/2014	b	303,446,226	2,959,556	2,970,684	11,128
3/19/2014	g	89,029,504	863,425	871,583	8,158
3/19/2014	h	23,563,970	230,032	230,687	655

New Zealand Dollar,
Expiring:
3/19/2014	a	935,300	762,855	753,831	(9,024)
3/19/2014	b	147,420	120,302	118,817	(1,485)
3/19/2014	c	239,000	194,481	192,629	(1,852)
3/19/2014	d	365,480	298,855	294,569	(4,286)
3/19/2014	e	322,060	266,143	259,573	(6,570)
3/19/2014	f	544,740	445,629	439,048	(6,581)
3/19/2014	g	714,300	586,184	575,710	(10,474)
3/19/2014	h	497,530	407,647	400,998	(6,649)
3/19/2014	i	512,770	422,452	413,281	(9,171)
3/19/2014	j	103,400	84,793	83,338	(1,455)

Norwegian Krone,
Expiring:
3/19/2014	d	410,800	66,283	65,331	(952)
3/19/2014	g	4,708,722	759,540	748,849	(10,691)

Swedish Krona,
Expiring:
3/19/2014	a	812,720	124,506	123,959	(547)
3/19/2014	b	7,697,640	1,187,892	1,174,073	(13,819)
3/19/2014	c	981,600	151,620	149,717	(1,903)
3/19/2014	d	1,766,880	272,987	269,491	(3,496)
3/19/2014	e	1,963,200	302,911	299,435	(3,476)
3/19/2014	f	5,334,940	823,315	813,705	(9,610)
3/19/2014	g	8,327,138	1,281,248	1,270,087	(11,161)
3/19/2014	h	5,031,020	771,969	767,350	(4,619)
3/19/2014	i	981,600	151,610	149,717	(1,893)

Swiss Franc,
Expiring:
3/19/2014	a	994,110	1,112,822	1,096,830	(15,992)
3/19/2014	b	741,849	826,370	818,503	(7,867)
3/19/2014	c	218,700	244,163	241,298	(2,865)
3/19/2014	d	577,460	647,231	637,128	(10,103)
3/19/2014	e	46,900	51,749	51,746	(3)
3/19/2014	f	408,920	454,972	451,173	(3,799)
3/19/2014	g	1,083,959	1,202,479	1,195,963	(6,516)

3/19/2014	h	367,305	408,616	405,258	(3,358)
3/19/2014	i	125,075	139,022	137,999	(1,023)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
3/19/2014	a	713,530	636,808	622,548	14,260
3/19/2014	b	726,630	638,568	633,978	4,590
3/19/2014	c	177,400	156,586	154,779	1,807
3/19/2014	d	1,038,690	915,955	906,248	9,707
3/19/2014	e	1,233,650	1,091,165	1,076,349	14,816
3/19/2014	f	1,371,150	1,204,815	1,196,316	8,499
3/19/2014	g	9,779,729	8,657,986	8,532,729	125,257
3/19/2014	h	3,500,321	3,107,470	3,053,999	53,471
3/19/2014	i	441,310	386,533	385,039	1,494
3/19/2014	j	590,740	522,095	515,416	6,679
3/19/2014	k	279,000	247,753	243,425	4,328

British Pound,
Expiring:
3/19/2014	a	72,300	118,489	118,813	(324)
3/19/2014	b	253,770	414,394	417,029	(2,635)
3/19/2014	c	38,450	62,795	63,186	(391)
3/19/2014	d	177,660	290,940	291,954	(1,014)
3/19/2014	e	149,200	244,122	245,185	(1,063)
3/19/2014	f	241,480	394,806	396,832	(2,026)
3/19/2014	g	303,313	499,632	498,444	1,188
3/19/2014	h	155,313	254,344	255,231	(887)
3/19/2014	i	38,450	62,768	63,186	(418)

Canadian Dollar,
Expiring:
3/19/2014	a	3,393,103	3,192,250	3,043,293	148,957
3/19/2014	b	1,012,110	925,434	907,767	17,667
3/19/2014	c	153,350	140,131	137,540	2,591
3/19/2014	d	276,030	252,152	247,572	4,580
3/19/2014	e	306,700	280,241.00	275,080.00	5,161
3/19/2014	f	4,217,560	3,932,714	3,782,753	149,961
3/19/2014	g	707,230	654,323	634,318	20,005
3/19/2014	h	390,120	362,516	349,901	12,615
3/19/2014	i	153,350	140,131	137,540	2,591
3/19/2014	j	6,158,169	5,784,043	5,523,296	260,747
3/19/2014	k	5,800,278	5,437,710	5,202,301	235,409

Euro,
Expiring:
3/19/2014	a	3,602,020	4,925,769	4,858,113	67,656

3/19/2014	b	2,013,870	2,738,514	2,716,145	22,369
3/19/2014	c	853,300	1,165,805	1,150,862	14,943
3/19/2014	d	2,752,420	3,759,397	3,712,241	47,156
3/19/2014	e	1,007,230	1,365,228	1,358,470	6,758
3/19/2014	f	2,107,640	2,870,008	2,842,614	27,394
3/19/2014	g	4,609,312	6,272,390	6,216,666	55,724
3/19/2014	h	1,438,075	1,955,615	1,939,559	16,056
3/19/2014	i	1,333,685	1,809,417	1,798,766	10,651

Japanese Yen,
Expiring:
3/19/2014	a	100,976,080	975,387	988,538	(13,151)
3/19/2014	b	20,312,820	194,666	198,859	(4,193)
3/19/2014	c	27,656,640	269,802	270,754	(952)
3/19/2014	d	36,111,680	346,211	353,527	(7,316)
3/19/2014	e	10,056,960	98,351	98,456	(105)
3/19/2014	f	45,139,600	432,826	441,909	(9,083)
3/19/2014	g	344,913,280	3,341,964	3,376,640	(34,676)
3/19/2014	h	46,602,490	445,936	456,230	(10,294)
3/19/2014	i	16,927,350	162,093	165,716	(3,623)

New Zealand Dollar,
Expiring:
3/19/2014	a	200,600	164,969	161,679	3,290
3/19/2014	d	113,100	93,161	91,156	2,005
3/19/2014	e	1,526,815	1,264,199	1,230,579	33,620
3/19/2014	f	325,800	267,601	262,588	5,013
3/19/2014	g	1,918,011	1,576,540	1,545,874	30,666
3/19/2014	h	1,264,214	1,039,929	1,018,928	21,001
3/19/2014	i	43,410	36,064	34,987	1,077

Norwegian Krone,
Expiring:
3/19/2014	a	14,863,300	2,421,908	2,363,776	58,132
3/19/2014	b	834,450	134,662	132,706	1,956
3/19/2014	c	556,300	89,722	88,471	1,251
3/19/2014	d	1,505,800	243,285	239,474	3,811
3/19/2014	e	2,473,890	400,662	393,434	7,228
3/19/2014	f	1,189,300	192,128	189,140	2,988
3/19/2014	g	13,237,110	2,139,039	2,105,156	33,883
3/19/2014	h	4,237,390	686,684	673,891	12,793
3/19/2014	i	251,610	40,919	40,015	904

Swedish Krona,
Expiring:
3/19/2014	a	193,550	29,228	29,521	(293)
3/19/2014	g	3,096,800	468,377	472,336	(3,959)

Swiss Franc,
Expiring:
3/19/2014	a	400,050	449,166	441,387	7,779
3/19/2014	d	4,566,792	5,122,290	5,038,672	83,618
3/19/2014	e	65,000	72,025	71,716	309
3/19/2014	f	7,459,289	8,423,846	8,230,047	193,799
3/19/2014	g	1,571,468	1,751,468	1,733,846	17,622
3/19/2014	h	9,825,601	11,062,162	10,840,866	221,296
3/19/2014	i	724,220	810,900	799,053	11,847

Gross Unrealized Appreciation					2,275,153
Gross Unrealized Depreciation					(1,464,219)

Counterparties:

a Citigroup
b Goldman Sachs International
c Standard Chartered Bank
d Bank of America
e BNP Paribas
f Deutsche Bank
g HSBC
h UBS
i Credit Suisse
j Royal Bank of Canada
k Bank of Montreal

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	-	-	0	0
Exchange-Traded Funds	19,415,189	-	-	19,415,189
Mutual Funds	52,246,282	-	-	52,246,282
U.S. Treasury	-	241,303,498	-	241,303,498
Other Financial Instruments:
Financial Futures++	4,613,892	-	-	4,613,892
Forward Foreign Currency Exchange Contracts++	-	2,275,153	-	2,275,153
Options Purchased	10,279,562	-	-	10,279,562
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(10,154,638)	-	-	(10,154,638)
Forward Foreign Currency Exchange Contracts++	-	(1,464,219)	-	(1,464,219)
Options Written	(596,994)	-	-	(596,994)
Swaps++		(2,602)		(2,602)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)